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                          [THE VANGUARD GROUP(R) LOGO]

                      VANGUARD LIFETIME INCOME PROGRAM(TM)
              VANGUARD(R) VARIABLE INSURANCE FUND-GROWTH PORTFOLIO
                          SUPPLEMENT TO THE PROSPECTUS

VANGUARD VARIABLE INSURANCE FUND--GROWTH PORTFOLIO ADDED A SECOND INVESTMENT ADVISOR
William Blair & Company, L.L.C.(William Blair & Company) now manages about 25%-30% of Vanguard Variable Insurance Fund--Growth Portfolio's assets. William Blair & Company and the Portfolio's continuing investment advisor, Alliance Capital Management L.P. (Alliance), each independently chooses and maintains a selection of investments for the Portfolio. In addition, as in other Vanguard(R) funds that have adopted a multimanager structure, The Vanguard Group, Inc. (Vanguard) manages a small percentage of the Portfolio's assets (currently about 3% ) to facilitate cash flows to and from the other advisors. Vanguard typically invests its portion of the Portfolio's assets in stock index futures and/or shares of exchange-traded funds. The Portfolio's board of trustees designates the proportion of Portfolio assets to be managed by each advisor and may change these proportions at any time.

INVESTMENT OBJECTIVE
The Portfolio's investment objective has not changed.

FEES AND EXPENSES
The transition to a multimanager structure is not expected to have any significant impact on the Portfolio's expense ratio, which was 0.39% as of December 31, 2003.













(C) 2004 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                     PSPAIGA  082004

                                 [SHIP(R) LOGO]
                          [THE VANGUARD GROUP(R) LOGO]

              VANGUARD(R) VARIABLE INSURANCE FUND-GROWTH PORTFOLIO
                          SUPPLEMENT TO THE PROSPECTUS

VANGUARD VARIABLE INSURANCE FUND--GROWTH PORTFOLIO ADDED A SECOND INVESTMENT ADVISOR
William Blair & Company, L.L.C.(William Blair & Company) now manages about 25%-30% of Vanguard Variable Insurance Fund--Growth Portfolio's assets. William Blair & Company and the Portfolio's continuing investment advisor, Alliance Capital Management L.P. (Alliance), each independently chooses and maintains a selection of investments for the Portfolio. In addition, as in other Vanguard(R) funds that have adopted a multimanager structure, The Vanguard Group, Inc. (Vanguard) manages a small percentage of the Portfolio's assets (currently about 3% ) to facilitate cash flows to and from the other advisors. Vanguard typically invests its portion of the Portfolio's assets in stock index futures and/or shares of exchange-traded funds. The Portfolio's board of trustees designates the proportion of Portfolio assets to be managed by each advisor and may change these proportions at any time.

INVESTMENT OBJECTIVE
The Portfolio's investment objective has not changed.

FEES AND EXPENSES
The transition to a multimanager structure is not expected to have any significant impact on the Portfolio's expense ratio, which was 0.39% as of December 31, 2003.













(C) 2004 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                       PSGRW  082004

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                          [THE VANGUARD GROUP(R) LOGO]

                      VANGUARD LIFETIME INCOME PROGRAM(TM)
                      VANGUARD(R) VARIABLE INSURANCE FUND--
                         SHORT-TERM CORPORATE PORTFOLIO
                          SUPPLEMENT TO THE PROSPECTUS

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
PORTFOLIO HAS ADOPTED NEW NAME AND EXPANDED INVESTMENT MANDATE
The board of trustees has expanded the Portfolio's investment mandate to include noncorporate investment-grade fixed income securities. The Portfolio now invests at least 80% of its assets in investment-grade fixed income securities. Although the Portfolio is expected to maintain holdings in investment-grade corporate bonds and asset-backed securities, it may increase investments in mortgage-backed securities and U. S. government and agency bonds.

The Portfolio's name has changed as follows to reflect the new investment mandate:

           FORMER NAME                                        NEW NAME
Vanguard(R) Variable Insurance Fund--      Vanguard(R) Variable Insurance Fund--
 Short-Term Corporate Portfolio            Short-Term Investment-Grade Portfolio

The expanded investment mandate permits the Portfolio's advisor to diversify fund holdings. The change allows the Portfolio to reduce its reliance on the new issuance market for corporate bonds and the limited secondary market for such bonds. Implementation of the new mandate could, over time, modestly increase the Portfolio's overall credit quality and could slightly reduce its yield. The maturity parameters of the Portfolio are not expected to change.









(C)2004 The Vanguard Group,Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                     PSPAIGB  082004

                                 [SHIP(R) LOGO]
                          [THE VANGUARD GROUP(R) LOGO]

                      VANGUARD(R) VARIABLE INSURANCE FUND--
                         SHORT-TERM CORPORATE PORTFOLIO
                          SUPPLEMENT TO THE PROSPECTUS

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
PORTFOLIO HAS ADOPTED NEW NAME AND EXPANDED INVESTMENT MANDATE
The board of trustees has expanded the Portfolio's investment mandate to include noncorporate investment-grade fixed income securities. The Portfolio now invests at least 80% of its assets in investment-grade fixed income securities. Although the Portfolio is expected to maintain holdings in investment-grade corporate bonds and asset-backed securities, it may increase investments in mortgage-backed securities and U. S. government and agency bonds.

The Portfolio's name has changed as follows to reflect the new investment mandate:

           FORMER NAME                                        NEW NAME
Vanguard(R) Variable Insurance Fund--      Vanguard(R) Variable Insurance Fund--
 Short-Term Corporate Portfolio            Short-Term Investment-Grade Portfolio

The expanded investment mandate permits the Portfolio's advisor to diversify fund holdings. The change allows the Portfolio to reduce its reliance on the new issuance market for corporate bonds and the limited secondary market for such bonds. Implementation of the new mandate could, over time, modestly increase the Portfolio's overall credit quality and could slightly reduce its yield. The maturity parameters of the Portfolio are not expected to change.









(C)2004 The Vanguard Group,Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                        PSST  082004